Intangible assets - Goodwill (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance at the beginning of the fiscal year	R$ 27,892,878	R$ 27,852,568
Acquisitions (write-offs):
Banco ABN Amro Real S.A. (Banco Real)		1
Mobills Labs Soluções em Tecnologia LTDA	(4,106)
APE11 Tecnologia e Negocios Imobiliarios S.A. (Note 3.h)	(9,777)
Return Capital Gestão de Ativos e Participações S.A.		(5,271)
FIT Economia de Energia S.A.		3,992
América Gestão Serviços em Energia S.A.	(34,321)	61,608
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)		(20,020)
Balance at the end of the fiscal year	R$ 27,844,674	R$ 27,892,878